Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Of Derivative Financial Instruments [Abstract]
Summary of Characteristics and Fair Value of Derivative Instruments

The main characteristics and the fair value of these derivatives as of December 31, 2023 and 2024 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2023
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024	Ps.	144,096
Scotiabank	Ps.	3,000.0	March 2020	6.332%	February 2025		23,600
					Total asset		167,696
Derivatives designated as hedge financial instruments
The Bank of Nova Scotia	USD$	12.0	March 2022	1.59%	April 2025		(5,455)
The Bank of Nova Scotia	USD$	30.0	March 2022	1.7850%	September 2025		(21,535)
Total					Total liability	Ps.	(26,990)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2024
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	3,000.0	March 2020	6.332%	February 2025		18,256
					Total asset		18,256
Derivatives designated as hedge financial instruments
The Bank of Nova Scotia	USD.	12.0	March 2022	1.59%	April 2025		(766)
The Bank of Nova Scotia	USD.	30.0	March 2022	1.79%	September 2025		(10,724)
					Total liability	Ps.	(11,490)